Note 3 - Federal Home Loan Bank Stock	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Federal Home Loan Bank Advances, Disclosure [Text Block]

Note 3. Federal Home Loan Bank Stock

(in thousands)

The Company, as a member of the Federal Home Loan Bank of Dallas (“FHLB”) system, owns stock in the organization. No ready market exists for the stock, and it has no quoted market value. The Company’s investment in the FHLB is carried at cost of $2,199 and $1,786 at December 31, 2023 and December 31, 2022, respectively, and is included in “Other Assets” in the Consolidated Statements of Financial Condition. The Company purchased stock in 2023 and 2022 at the par value of $100 per share.